Employee Benefits - Summary of Employee Benefit Expense Recognized in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	$ (193)	$ (196)	$ (194)
Cost of sales [member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	(26)	(24)	(59)
Distribution expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	(11)	(10)	(9)
Sales and marketing expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	(16)	(15)	(13)
Administrative expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	(28)	(29)	(15)
Other Operating (Expense)/Income [Member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	(6)	(4)	10
Exceptional items [member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	1	6	7
Net Finance Cost [Member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	(107)	(120)	(115)
Defined Benefit Plan [Member]
Disclosure Of Employee Benefit Expenses [line items]
Current service costs	(72)	(74)	(73)
Administration costs	(14)	(22)	(24)
Past service cost due to plan amendments and curtailments	(3)	17	8
(Losses)/gains on settlements			10
(Losses)/gains on due to experience and demographic assumption changes	3	3
Profit from operations	(86)	(76)	(79)
Net finance cost	(107)	(120)	(115)
Employee benefits expense	$ (193)	$ (196)	$ (194)